Annual Total Returns - VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO - VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO - VIP Extended Market Index Portfolio	Apr. 30, 2025
VIP Extended Market Index Portfolio - Initial Class
Bar Chart Table:
Annual Return, Inception Date	Apr. 17, 2018
Annual Return 2019	25.88%
Annual Return 2020	16.46%
Annual Return 2021	21.24%
Annual Return 2022	(18.13%)
Annual Return 2023	17.44%
Annual Return 2024	12.31%
VIP Extended Market Index Portfolio - Service Class 2
Bar Chart Table:
Annual Return, Inception Date	Apr. 17, 2018
VIP Extended Market Index Portfolio - Service Class
Bar Chart Table:
Annual Return, Inception Date	Apr. 11, 2019